INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details) - Number	Mar. 31, 2015	Mar. 31, 2014
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	306	361
Series Twenty [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	4	8
Series Twenty One [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	4	4
Series Twenty Two [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	6	8
Series Twenty Three [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	9	11
Series Twenty Four [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	6	7
Series Twenty Five [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	4	6
Series Twenty Six [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	17	24
Series Twenty Seven [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	7	10
Series Twenty Eight [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	11	19
Series Twenty Nine [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	10	17
Series Thirty [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	11	16
Series Thirty One [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	19	22
Series Thirty Two [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	11	14
Series Thirty Three [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	6	8
Series Thirty Four [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	9	12
Series Thirty Five [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	9	10
Series Thirty Six [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	9	9
Series Thirty Seven [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	6	7
Series Thirty Eight [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	10	10
Series Thirty Nine [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	9	9
Series Forty [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	16	16
Series Forty One [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	19	19
Series Forty Two [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	20	21
Series Forty Three [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	23	23
Series Forty Four [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	8	8
Series Forty Five [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	28	28
Series Forty Six [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	15	15